CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 3,969	$ 9,852
Accounts receivable, net	2,651	2,080
Inventories, net	2,299	1,823
Assets held for sale	0	5,093
Other assets, current	972	728
Total current assets	9,891	19,576
Future income tax benefits	1,131	718
Fixed assets, net	2,999	2,160
Operating lease right-of-use assets	554	421
Intangible assets, net	6,432	945
Goodwill	14,601	7,520
Pension and post-retirement assets	43	32
Equity method investments	1,194	1,140
Other assets	558	310
Total assets	37,403	32,822
Liabilities and Equity
Accounts payable	2,458	2,483
Accrued liabilities	4,182	2,997
Liabilities held for sale	0	1,450
Current portion of long-term debt	1,252	51
Total current liabilities	7,892	6,981
Long-term debt	11,026	14,242
Future pension and post-retirement obligations	214	149
Future income tax obligations	2,015	523
Operating lease liabilities	432	333
Other long-term liabilities	1,429	1,589
Total Liabilities	23,008	23,817
Commitments and contingent liabilities (Note 23)
Equity
Common stock, par value $0.01; 4,000,000,000 shares authorized; 948,068,772 and 883,068,393 shares issued; 878,337,677 and 839,910,275 outstanding as of December 31, 2024 and 2023, respectively	9	9
Treasury stock - 70,093,639 and 43,490,981 common shares, respectively	(3,915)	(1,972)
Additional paid-in capital	8,610	5,535
Retained earnings	11,483	6,591
Accumulated other comprehensive income (loss)	(2,106)	(1,486)
Non-controlling interest	314	328
Total Equity	14,395	9,005
Total Liabilities and Equity	$ 37,403	$ 32,822